EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit plan disclosures
Eligibility criteria for participation in the Plan		21 years
Expense portion of fair value of stock		$ 208	$ 201	$ 173
Common Stock
Employee benefit plan disclosures
Issuance of common stock to 401(k) plan (in shares)	61,587	37,528	17,437	41,753
Expense portion of fair value of stock		$ 208	$ 201	$ 173